Equity - Other comprehensive income, items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value through other comprehensive income (Details) - EUR (€)
€ in Millions
	Jun. 30, 2024	Dec. 31, 2023
Items not reclassified to profit or loss
Financial assets at amortised cost	€ 1,217,341	€ 1,191,403
Debt instruments
Items not reclassified to profit or loss
Financial assets at amortised cost	€ 114,347	€ 103,559